Employee Benefit Arrangements - Net Periodic Benefit Costs (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Changes in Plan Assets and Benefit Obligations Recognized in AOCI:
Total recognized in AOCI	$ 3.5	$ 3.8	$ 21.4	$ (78.9)	$ 3.9
Pension Plans
Net Periodic (Benefit) Costs:
Service cost	11.3	9.8	40.5	37.5	38.7
Interest cost	22.1	22.5	90.2	95.0	93.2
Expected return on plan assets	(25.3)	(22.5)	(92.6)	(81.6)	(70.3)
Amortization of prior service cost (credit)			(11.1)	(1.3)	0.4
(Gain) loss recognized due to curtailments			(6.9)	0	3.5
Net loss (gain) recognition			170.0	163.3	45.4
Net periodic (benefit) costs	5.5	6.8	190.1	212.9	110.9
Other Changes in Plan Assets and Benefit Obligations Recognized in AOCI:
Prior service cost (credit)			0	(83.6)	0
Amortization of prior service (credit) cost			11.1	1.3	(0.4)
Other Comprehensive Income (Loss), Amortization, Pension and Other Postretirement Benefit Plans, Effect of Curtailments and Settlements, before Tax			6.9	0	(0.1)
(Gain) loss recognized due to curtailments			(6.9)	0	3.5
Total recognized in AOCI			18.0	(82.3)	(0.5)
Total recognized in net periodic (benefit) costs and AOCI			208.1	130.6	110.4
Future amortization of prior service cost (credit)			(10.4)
Other Postretirement Benefits
Net Periodic (Benefit) Costs:
Service cost	0	0	0	(2.1)	0
Interest cost	0.4	0.3	1.7	2.6	2.7
Expected return on plan assets	0	0	0	0	0
Amortization of prior service cost (credit)			(3.4)	(3.4)	(4.4)
(Gain) loss recognized due to curtailments			0	0	0
Net loss (gain) recognition			1.9	(5.5)	(1.4)
Net periodic (benefit) costs	(0.5)	(0.5)	0.2	(8.4)	(3.1)
Other Changes in Plan Assets and Benefit Obligations Recognized in AOCI:
Prior service cost (credit)			0	0	0
Amortization of prior service (credit) cost			3.4	3.4	4.4
Other Comprehensive Income (Loss), Amortization, Pension and Other Postretirement Benefit Plans, Effect of Curtailments and Settlements, before Tax			0	0	0
(Gain) loss recognized due to curtailments			0	0	0
Total recognized in AOCI			3.4	3.4	4.4
Total recognized in net periodic (benefit) costs and AOCI			3.6	(5.0)	1.3
Future amortization of prior service cost (credit)			$ (3.4)